Summary of Significant Accounting Policies - Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives (Details)	Dec. 31, 2025
Property and buildings [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	30 years
Property and buildings [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Machinery equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Machinery equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	15 years
Transportation vehicles [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Transportation vehicles [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Office and electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Office and electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Depreciation Over the Estimated Useful Lives [Line Items]
Estimated useful lives	5 years